Offsetting Financial Assets and Financial Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 236,027	$ 217,493
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	21,198	33,118
Net amount of financial instruments presented in the Consolidated Balance Sheet	214,829	184,375
Amounts subject to an enforceable master netting agreement	47,094	41,657
Collateral	150,743	131,475
Net Amount	16,992	11,243
Gross amounts of recognized financial instruments before balance sheet netting	197,105	174,777
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	21,198	33,118
Net amount of financial instruments presented in the Consolidated Balance Sheet	175,907	141,659
Amounts subject to an enforceable master netting agreement	47,094	41,657
Collateral	128,382	97,920
Net Amount	431	2,082
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	55,973	59,661
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	7,079	2,665
Net amount of financial instruments presented in the Consolidated Balance Sheet	48,894	56,996
Amounts subject to an enforceable master netting agreement	32,664	34,205
Collateral	8,840	11,678
Net Amount	7,390	11,113
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	180,054	157,832
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	14,119	30,453
Net amount of financial instruments presented in the Consolidated Balance Sheet	165,935	127,379
Amounts subject to an enforceable master netting agreement	14,430	7,452
Collateral	141,903	119,797
Net Amount	9,602	130
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	57,130	50,935
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	7,079	2,665
Net amount of financial instruments presented in the Consolidated Balance Sheet	50,051	48,270
Amounts subject to an enforceable master netting agreement	32,664	34,205
Collateral	17,387	12,127
Net Amount		1,938
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	139,975	123,842
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	14,119	30,453
Net amount of financial instruments presented in the Consolidated Balance Sheet	125,856	93,389
Amounts subject to an enforceable master netting agreement	14,430	7,452
Collateral	110,985	85,793
Net Amount	$ 431	$ 144